Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Year-end value of $100 invested on 12/31/2021 in:
Year	Summary Compensation Table Total for Casey Hoyt (1) $	Compensation Actually Paid to Casey Hoyt (2)(3) $	Average Summary Compensation Table Total for Non-CEO NEOs (5) $	Average Compensation Actually Paid to Non-CEO NEOs (2)(3)(5) $	VMD $	S&P Healthcare Services Select Industry Index $	Net Income (in millions) $	Revenue (in millions) $
2024	$2,616,985	$2,510,076	$1,457,933	$1,405,333	$153.64	$84.80	$11.4	$224.3
2023	$2,512,214	$2,489,605	$1,379,303	$1,365,465	$150.38	$83.61	$10.2	$183.0
2022	$1,925,507	$2,755,007	$1,057,462	$1,430,604	$144.83	$79.93	$6.2	$138.8

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	Casey Hoyt has been CEO of the Corporation since December 2017. Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:
–2024: Michael Moore, W. Todd Zehnder, Trae Fitzgerald, Jeremy Trahan
–2023: Michael Moore, W. Todd Zehnder, Trae Fitzgerald, Jerome Cambre
–2022: Michael Moore, W. Todd Zehnder, Trae Fitzgerald, Jerome Cambre

PEO Total Compensation Amount	$ 2,616,985	$ 2,512,214	$ 1,925,507
PEO Actually Paid Compensation Amount	$ 2,510,076	2,489,605	2,755,007
Adjustment To PEO Compensation, Footnote

	2024		2023		2022
	Hoyt, Casey	Average Non-CEO NEOs	Hoyt, Casey	Average Non-CEO NEOs	Hoyt, Casey	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$2,616,985	$1,457,933	$2,512,214	$1,379,303	$1,925,507	$1,057,462

Adjustments for Pension
Adjustment Summary Compensation Table Pension	$—	$—	$—	$—	$—	$—
Amount added for current year service cost	$—	$—	$—	$—	$—	$—
Amount added for prior service cost impacting current year	$—	$—	$—	$—	$—	$—
Total Adjustments for Pension	$—	$—	$—	$—	$—	$—

Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(1,335,537)	$(622,979)	$(1,185,820)	$(532,671)	$(1,004,148)	$(441,090)
Year-end fair value of unvested awards granted in the current year	$1,276,640	$595,506	$1,179,510	$529,836	$1,600,212	$704,343
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$3,144	$(87)	$(82,045)	$(40,245)	$260,664	$123,106
Fair values at vest date for awards granted and vested in current year	$—	$—	$—	$—	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(51,156)	$(25,040)	$65,746	$29,242	$(27,228)	$(13,217)
Forfeitures during current year equal to prior year-end fair value	$—	$—	$—	$—	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$—	$—	$—	$—	$—	$—
Total Adjustments for Equity Awards	$(106,909)	$(52,600)	$(22,609)	$(13,838)	$829,500	$373,142
Compensation Actually Paid (as calculated)	$2,510,076	$1,405,333	$2,489,605	$1,365,465	$2,755,007	$1,430,604

Non-PEO NEO Average Total Compensation Amount	$ 1,457,933	1,379,303	1,057,462
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,405,333	1,365,465	1,430,604
Adjustment to Non-PEO NEO Compensation Footnote

	2024		2023		2022
	Hoyt, Casey	Average Non-CEO NEOs	Hoyt, Casey	Average Non-CEO NEOs	Hoyt, Casey	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$2,616,985	$1,457,933	$2,512,214	$1,379,303	$1,925,507	$1,057,462

Adjustments for Pension
Adjustment Summary Compensation Table Pension	$—	$—	$—	$—	$—	$—
Amount added for current year service cost	$—	$—	$—	$—	$—	$—
Amount added for prior service cost impacting current year	$—	$—	$—	$—	$—	$—
Total Adjustments for Pension	$—	$—	$—	$—	$—	$—

Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(1,335,537)	$(622,979)	$(1,185,820)	$(532,671)	$(1,004,148)	$(441,090)
Year-end fair value of unvested awards granted in the current year	$1,276,640	$595,506	$1,179,510	$529,836	$1,600,212	$704,343
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$3,144	$(87)	$(82,045)	$(40,245)	$260,664	$123,106
Fair values at vest date for awards granted and vested in current year	$—	$—	$—	$—	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(51,156)	$(25,040)	$65,746	$29,242	$(27,228)	$(13,217)
Forfeitures during current year equal to prior year-end fair value	$—	$—	$—	$—	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$—	$—	$—	$—	$—	$—
Total Adjustments for Equity Awards	$(106,909)	$(52,600)	$(22,609)	$(13,838)	$829,500	$373,142
Compensation Actually Paid (as calculated)	$2,510,076	$1,405,333	$2,489,605	$1,365,465	$2,755,007	$1,430,604

Equity Valuation Assumption Difference, Footnote	The following tables illustrate the valuation assumptions as of the vesting date for awards that vested in each of 2022, 2023, 2024.

For Stock Options Vesting in
	2024	2023	2022
Expected volatility	46% - 54%	56% - 65%	70% - 70%
Expected dividend yield	.0% - .0%	.0% - .0%	.0% - .0%
Expected term, in years	3.5 - 4.0	3.5 - 4.5	3.5 - 4.5
Risk-free interest rate	3.8% - 4.2%	3.4% - 3.9%	1.3% - 1.5%

	For Restricted Share and Restricted Stock Units Vesting in

	2024	2023	2022
Weighted Average Fair Value at vesting	$7.47	$8.27	$5.26

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measures
In our assessment, the most important financial performance measures used to link CAP to our NEOs in 2024 to our performance were:
–Revenue;
–Adjusted EBITDA; and
–Net income.

Total Shareholder Return Amount	$ 153.64	150.38	144.83
Peer Group Total Shareholder Return Amount	84.80	83.61	79.93
Net Income (Loss)	$ 11,400,000	$ 10,200,000	$ 6,200,000
Company Selected Measure Amount	224,300,000	183,000,000.0	138,800,000
PEO Name	Casey Hoyt
Additional 402(v) Disclosure	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:The following summarizes the valuation assumptions used for stock option awards included as part of Compensation Actually Paid:
–Expected life of each stock option is based on the "simplified method" using an average of the remaining vest and remaining term, as of the vest/FYE date.
–Strike price is based on each grant date closing price and asset price is based on each vest/FYE closing price.
–Risk free rate is based on the Treasury Constant Maturity rate closest to the remaining expected life as of the vest/FYE date.
–Historical volatility is based on daily price history for each expected life (years) prior to each vest/FYE date. Closing prices provided by S&P Capital IQ are adjusted for dividends and splits.
–Dividend yield represents annual dividend yield on each vest/FYE date.
Pay Versus Performance: Graphical Description
The illustrations below provide a graphical description of CAP and the following measures:
–The Corporation’s cumulative Total Shareholder Return (“TSR”) and the S&P Healthcare Services Select Industry Index cumulative TSR;
–The Corporation’s net income; and
	–The Corporation Selected Measure, which for Viemed is revenue.
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Net income.
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (106,909)	$ (22,609)	$ 829,500
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,335,537)	(1,185,820)	(1,004,148)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,276,640	1,179,510	1,600,212
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,144	(82,045)	260,664
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(51,156)	65,746	(27,228)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(52,600)	(13,838)	373,142
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(622,979)	(532,671)	(441,090)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	595,506	529,836	704,343
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(87)	(40,245)	123,106
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(25,040)	29,242	(13,217)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0